Income tax (Summary of Tax Losses Accumulated) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31	$ 63,610	$ 41,922	$ 357,134
Colombia
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31		5,646
Brazil
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31	26,972	23,587	26,808
Chile
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31			313,409
Argentina
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31	$ 36,638	$ 12,689	9,981
Spain
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31			$ 6,936